UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison U.S. Emerging
Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	10/31/2004

Date of reporting period:	7/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison U.S. Emerging Growth Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.2%
COMMON STOCKS
Biotechnology 5.0%
108,600	Celgene Corp.(a)(b)	$5,791,638
102,200	Gilead Sciences, Inc.(a)(b)	6,606,208
155,600	ImClone Systems, Inc.(a)(b)	9,167,952
108,300	MedImmune, Inc.(a)	2,495,232
18,500	OSI Pharmaceuticals, Inc.(a)	1,111,850

		25,172,880
Capital Markets 4.2%
53,000	Bear, Stearns & Companies, Inc.(b)	4,421,260
146,100	Eaton Vance Corp.(b)	5,543,034
95,300	Legg Mason, Inc.(b)	7,484,862
50,100	Lehman Brothers Holdings, Inc.	3,512,010

		20,961,166
Chemicals 1.4%
189,900	Monsanto Co.	6,885,774
Commercial Services & Supplies 5.5%
72,900	Apollo Group, Inc. (Class A)(a)	6,090,795
222,000	ChoicePoint, Inc.(a)(b)	9,324,000
104,200	CoStar Group, Inc.(a)	4,423,290
365,700	Monster Worldwide, Inc.(a)(b)	8,078,313

		27,916,398
Communications Equipment 5.7%
183,300	Avaya, Inc.(a)(b)	2,685,345
602,500	Comverse Technology, Inc.(a)(b)	10,278,650
339,900	Corning, Inc.(a)	4,201,164
697,800	JDS Uniphase Corp.(a)(b)	2,407,410
261,500	Juniper Networks, Inc.(a)(b)	6,004,040
44,900	Qualcomm, Inc.(b)	3,101,692

		28,678,301
Computers & Peripherals 3.6%
254,400	Apple Computer, Inc.(a)	8,227,296
103,900	Diebold, Inc.	4,789,790
58,000	Lexmark International, Inc.(a)	5,133,000

		18,150,086
Diversified Financial Services 1.2%
49,900	Chicago Mercantile Exchange(b)	6,262,450

Jennison U.S. Emerging Growth Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Electronic Equipment & Instruments 5.1%
177,100	Agilent Technologies, Inc.(a)	$4,216,751
213,800	Amphenol Corp. (Class A)(a)	6,719,734
79,100	CDW Corp.	5,086,130
737,400	Symbol Technologies, Inc.	9,652,566

		25,675,181
Energy Equipment & Services 2.3%
52,000	BJ Services Co.	2,582,320
191,300	ENSCO International, Inc.(b)	5,760,043
93,400	National-Oilwell, Inc.(a)(b)	3,124,230

		11,466,593
Health Care Equipment & Supplies 5.5%
76,000	Alcon, Inc.	5,821,600
71,200	INAMED Corp.(a)	3,857,616
110,600	Kinetic Concepts, Inc.(a)	4,968,152
299,700	Waters Corp.(a)(b)	13,150,836

		27,798,204
Health Care Providers & Services 3.7%
205,900	Caremark Rx, Inc.(a)	6,279,950
164,900	Covance, Inc.(a)(b)	6,050,181
127,300	Dendrite International, Inc.(a)	1,898,043
569,900	WebMD Corp.(a)(b)	4,638,986

		18,867,160
Hotels Restaurants & Leisure 2.5%
174,800	Domino’s Pizza, Inc.(a)(b)	2,429,720
178,200	Gaylord Entertainment Co.(a)(b)	5,196,312
135,700	Wynn Resorts Ltd.(a)	4,855,346

		12,481,378
Household Durables 1.0%
57,100	Harman International Industries, Inc.(b)	4,895,183
Internet & Catalog Retail 1.2%
215,748	InterActiveCorp(a)(b)	5,889,920
Internet Software & Services 5.3%
742,000	RealNetworks, Inc.(a)	4,184,880
298,100	SkillSoft PLC (ADR)(a)(b)	1,857,163
422,300	VeriSign, Inc.(a)(b)	7,394,473

Jennison U.S. Emerging Growth Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
440,900	Yahoo!, Inc.(a)(b)	$13,579,720

		27,016,236
IT Services 5.2%
405,200	CheckFree Corp.(a)(b)	12,172,208
278,300	CSG Systems International, Inc.(a)(b)	4,564,120
279,700	Fiserv, Inc.(a)(b)	9,582,522

		26,318,850
Machinery 0.5%
118,800	Pall Corp.(b)	2,752,596
Media 0.7%
116,900	Univision Communications, Inc. (Class A)(a)(b)	3,386,593
Oil & Gas 2.8%
138,000	Evergreen Resources, Inc.(a)	5,646,960
133,600	Nexen, Inc.	5,140,928
120,400	Suncor Energy, Inc. (Canada)	3,489,192

		14,277,080
Personal Products 1.1%
124,900	Estee Lauder Companies, Inc. (Class A)	5,483,110
Pharmaceuticals 5.2%
86,800	Allergan, Inc.	6,565,552
122,400	Biovail Corp.(a)(b)	1,915,560
331,600	Impax Laboratories, Inc.(a)(b)	4,692,140
166,000	IVAX Corp.(a)	3,959,100
153,100	Medicis Pharmaceutical Corp. (Class A)(b)	5,476,387
76,300	Sepracor, Inc.(a)(b)	3,507,511

		26,116,250
Road & Rail 1.0%
220,900	Sirva, Inc.(a)	5,164,642
Semiconductor & Semiconductor Equipment 5.2%
295,000	Altera Corp.(a)(b)	6,141,900
29,900	International Rectifier Corp.(a)(b)	1,172,080
252,400	Marvell Technology Group Ltd.(a)(b)	5,860,728
168,500	Maxim Integrated Products, Inc.	8,104,850
296,700	National Semiconductor Corp.(a)	5,088,405

		26,367,963

Jennison U.S. Emerging Growth Fund, Inc.

Schedule of Investments as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Software 13.9%
86,500	Adobe Systems, Inc.(b)	$3,648,570
498,700	Amdocs Ltd.(a)	10,821,790
291,100	Check Point Software Technologies Ltd.(a)	5,789,979
205,300	Cognos, Inc.(a)	6,914,504
262,500	Electronic Arts, Inc.(a)(b)	13,159,125
168,600	Intuit, Inc.(a)(b)	6,312,384
549,800	McAfee, Inc.(a)(b)	9,885,404
119,800	Mercury Interactive Corp.(a)(b)	4,379,888
92,400	Symantec Corp.(a)(b)	4,320,624
720,300	TIBCO Software, Inc.(a)	5,092,521

		70,324,789
Specialty Retail 4.4%
146,600	Chico’s FAS, Inc.(a)(b)	6,138,142
141,200	Linens ‘n Things, Inc.(a)(b)	3,758,744
180,300	PETCO Animal Supplies, Inc.(a)	5,385,561
135,400	Weight Watchers International, Inc.(a)(b)	5,245,396
49,900	Williams-Sonoma, Inc.(a)	1,621,251

		22,149,094
Trading Companies & Distributors 1.7%
26,400	Fastenal Co.(b)	1,646,832
228,500	MSC Industrial(b)	7,152,050

		8,798,882
Wireless Telecommunication Services 2.3%
656,300	Alamosa Holdings, Inc.(a)(b)	5,040,384
420,100	Nextel Partners, Inc. (Class A)(a)(b)	6,751,007

		11,791,391

	Total long-term investments (cost $465,378,396)	491,048,150

SHORT-TERM INVESTMENT 45.4%
Mutual Fund
229,577,458	Dryden Core Investment Fund - Taxable Money Market Series(c) (cost $ 229,577,458)	229,577,458

	Total Investments 142.6% (cost $694,955,854)	720,625,608
	Liabilities in excess of other assets (including Collateral for Securities lending of $209,177,835) ( 42.6%)	(215,324,349)

	Net Assets 100%	$505,301,259

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $201,235,541; cash collateral of $209,177,835 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of fund’s investments and the net unrealized appreciation as of July 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$696,379,904	$42,845,133	$18,599,429	$24,245,704

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison U.S. Emerging Growth Fund, Inc.

By (Signature and Title)*	/s/ William V. Healey
William V. Healey Chief Legal Officer

Date	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date	September 28, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date	September 28, 2004

*	Print the name and title of each signing officer under his or her signature.